Accounting Changes - Credit Losses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounting Changes
Deferred tax assets	$ 9,241	$ 5,182
Retained earnings	$ 162,717	162,954
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Accounting Changes
Allowance for credit losses		81
Deferred tax assets		(14)
Retained earnings		$ (66)